Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	0001652200
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class A
Trading Symbol	LPXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.27% total return in the 12 months ended April 30, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.33%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.64%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to over-the-counter fixed-to-reset preferred securities with six months to five years of call protection contributed to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. Allocations to contingent capital securities (CoCos) with two to five years of call protection also contributed to relative performance.

The Fund's allocations to interest rate swaps and total return swaps, used to hedge and manage interest rate and credit risk modestly detracted from relative performance. While these hedges modestly detracted from performance, the portfolio's securities' returns more than offset the associated hedging costs. Allocations to exchange-traded fixed-to-float preferreds with more than five years of call protection also modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed the most to relative performance. No sectors detracted from relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	5.12%	3.08%	3.90%
Without sales charge	7.27%	3.50%	4.11%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	4.58%
ICE BofA 1-3 Year U.S. Corporate Index	4.33%	2.59%	2.70%
Blended Benchmark[1]	7.21%	3.62%	4.65%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 28, 2026
Net Assets	$ 1,935,098,596
Holdings Count | shares	245
Advisory Fees Paid, Amount	$ 8,065,915
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$1,935,098,596
Number of portfolio holdings (excluding derivatives)	245
Portfolio turnover rate	46%
Net advisory fees paid	$8,065,915

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Sector diversification[3,5]	(%)
Banking	50.5%
Utilities	16.1%
Pipelines	7.8%
Insurance	7.6%
Real Estate	6.2%
Telecommunications	4.1%
Financial Services	3.1%
Health Care	1.3%
Consumer Discretionary Products	1.0%
Other (includes short-term investments)	2.3%

Country diversification[3,5]	(%)
United States	51.1%
Canada	17.7%
United Kingdom	7.6%
France	7.3%
Switzerland	4.3%
Spain	2.7%
Japan	2.0%
Germany	1.6%
Netherlands	1.5%
Other (includes short-term investments)	4.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Material Fund Change [Text Block]
Planned material Fund changes

This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How will the Fund change?

Fund name change

On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026. There will be no changes to the Fund's investment policies, principal investment strategies or principal risks in connection with this change.

Material Fund Change Name [Text Block]	On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class C
Trading Symbol	LPXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.65% total return in the 12 months ended April 30, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.33%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.64%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to over-the-counter fixed-to-reset preferred securities with six months to five years of call protection contributed to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. Allocations to contingent capital securities (CoCos) with two to five years of call protection also contributed to relative performance.

The Fund's allocations to interest rate swaps and total return swaps, used to hedge and manage interest rate and credit risk modestly detracted from relative performance. While these hedges modestly detracted from performance, the portfolio's securities' returns more than offset the associated hedging costs. Allocations to exchange-traded fixed-to-float preferreds with more than five years of call protection also modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed the most to relative performance. No sectors detracted from relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	5.65%[2]	2.78%	3.39%
Without sales charge	6.65%	2.78%	3.39%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	4.58%
ICE BofA 1-3 Year U.S. Corporate Index	4.33%	2.59%	2.70%
Blended Benchmark[1]	7.21%	3.62%	4.65%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 28, 2026
Net Assets	$ 1,935,098,596
Holdings Count | shares	245
Advisory Fees Paid, Amount	$ 8,065,915
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$1,935,098,596
Number of portfolio holdings (excluding derivatives)	245
Portfolio turnover rate	46%
Net advisory fees paid	$8,065,915

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Sector diversification[3,5]	(%)
Banking	50.5%
Utilities	16.1%
Pipelines	7.8%
Insurance	7.6%
Real Estate	6.2%
Telecommunications	4.1%
Financial Services	3.1%
Health Care	1.3%
Consumer Discretionary Products	1.0%
Other (includes short-term investments)	2.3%

Country diversification[3,5]	(%)
United States	51.1%
Canada	17.7%
United Kingdom	7.6%
France	7.3%
Switzerland	4.3%
Spain	2.7%
Japan	2.0%
Germany	1.6%
Netherlands	1.5%
Other (includes short-term investments)	4.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Material Fund Change [Text Block]
Planned material Fund changes

This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How will the Fund change?

Fund name change

On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026. There will be no changes to the Fund's investment policies, principal investment strategies or principal risks in connection with this change.

Material Fund Change Name [Text Block]	On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class F
Trading Symbol	LPXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.60% total return in the 12 months ended April 30, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.33%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.64%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to over-the-counter fixed-to-reset preferred securities with six months to five years of call protection contributed to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. Allocations to contingent capital securities (CoCos) with two to five years of call protection also contributed to relative performance.

The Fund's allocations to interest rate swaps and total return swaps, used to hedge and manage interest rate and credit risk modestly detracted from relative performance. While these hedges modestly detracted from performance, the portfolio's securities' returns more than offset the associated hedging costs. Allocations to exchange-traded fixed-to-float preferreds with more than five years of call protection also modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed the most to relative performance. No sectors detracted from relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	Since inception (6/3/20)
Class F2	7.60%	3.80%	4.58%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	3.94%
ICE BofA 1-3 Year U.S. Corporate Index	4.33%	2.59%	2.59%
Blended Benchmark[1]	7.21%	3.62%	4.61%

Performance Inception Date	Jun. 03, 2020
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 28, 2026
Net Assets	$ 1,935,098,596
Holdings Count | shares	245
Advisory Fees Paid, Amount	$ 8,065,915
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$1,935,098,596
Number of portfolio holdings (excluding derivatives)	245
Portfolio turnover rate	46%
Net advisory fees paid	$8,065,915

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Sector diversification[3,5]	(%)
Banking	50.5%
Utilities	16.1%
Pipelines	7.8%
Insurance	7.6%
Real Estate	6.2%
Telecommunications	4.1%
Financial Services	3.1%
Health Care	1.3%
Consumer Discretionary Products	1.0%
Other (includes short-term investments)	2.3%

Country diversification[3,5]	(%)
United States	51.1%
Canada	17.7%
United Kingdom	7.6%
France	7.3%
Switzerland	4.3%
Spain	2.7%
Japan	2.0%
Germany	1.6%
Netherlands	1.5%
Other (includes short-term investments)	4.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Material Fund Change [Text Block]
Planned material Fund changes

This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How will the Fund change?

Fund name change

On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026. There will be no changes to the Fund's investment policies, principal investment strategies or principal risks in connection with this change.

Material Fund Change Name [Text Block]	On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class I
Trading Symbol	LPXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.71% total return in the 12 months ended April 30, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.33%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.64%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to over-the-counter fixed-to-reset preferred securities with six months to five years of call protection contributed to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. Allocations to contingent capital securities (CoCos) with two to five years of call protection also contributed to relative performance.

The Fund's allocations to interest rate swaps and total return swaps, used to hedge and manage interest rate and credit risk modestly detracted from relative performance. While these hedges modestly detracted from performance, the portfolio's securities' returns more than offset the associated hedging costs. Allocations to exchange-traded fixed-to-float preferreds with more than five years of call protection also modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed the most to relative performance. No sectors detracted from relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	10 Years
Class I2	7.71%	3.82%	4.43%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	4.58%
ICE BofA 1-3 Year U.S. Corporate Index	4.33%	2.59%	2.70%
Blended Benchmark[1]	7.21%	3.62%	4.65%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 28, 2026
Net Assets	$ 1,935,098,596
Holdings Count | shares	245
Advisory Fees Paid, Amount	$ 8,065,915
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$1,935,098,596
Number of portfolio holdings (excluding derivatives)	245
Portfolio turnover rate	46%
Net advisory fees paid	$8,065,915

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Sector diversification[3,5]	(%)
Banking	50.5%
Utilities	16.1%
Pipelines	7.8%
Insurance	7.6%
Real Estate	6.2%
Telecommunications	4.1%
Financial Services	3.1%
Health Care	1.3%
Consumer Discretionary Products	1.0%
Other (includes short-term investments)	2.3%

Country diversification[3,5]	(%)
United States	51.1%
Canada	17.7%
United Kingdom	7.6%
France	7.3%
Switzerland	4.3%
Spain	2.7%
Japan	2.0%
Germany	1.6%
Netherlands	1.5%
Other (includes short-term investments)	4.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Material Fund Change [Text Block]
Planned material Fund changes

This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How will the Fund change?

Fund name change

On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026. There will be no changes to the Fund's investment policies, principal investment strategies or principal risks in connection with this change.

Material Fund Change Name [Text Block]	On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class R
Trading Symbol	LPXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.17% total return in the 12 months ended April 30, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.33%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.64%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to over-the-counter fixed-to-reset preferred securities with six months to five years of call protection contributed to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. Allocations to contingent capital securities (CoCos) with two to five years of call protection also contributed to relative performance.

The Fund's allocations to interest rate swaps and total return swaps, used to hedge and manage interest rate and credit risk modestly detracted from relative performance. While these hedges modestly detracted from performance, the portfolio's securities' returns more than offset the associated hedging costs. Allocations to exchange-traded fixed-to-float preferreds with more than five years of call protection also modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed the most to relative performance. No sectors detracted from relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	10 Years
Class R2	7.17%	3.29%	3.90%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	4.58%
ICE BofA 1-3 Year U.S. Corporate Index	4.33%	2.59%	2.70%
Blended Benchmark[1]	7.21%	3.62%	4.65%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 28, 2026
Net Assets	$ 1,935,098,596
Holdings Count | shares	245
Advisory Fees Paid, Amount	$ 8,065,915
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$1,935,098,596
Number of portfolio holdings (excluding derivatives)	245
Portfolio turnover rate	46%
Net advisory fees paid	$8,065,915

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Sector diversification[3,5]	(%)
Banking	50.5%
Utilities	16.1%
Pipelines	7.8%
Insurance	7.6%
Real Estate	6.2%
Telecommunications	4.1%
Financial Services	3.1%
Health Care	1.3%
Consumer Discretionary Products	1.0%
Other (includes short-term investments)	2.3%

Country diversification[3,5]	(%)
United States	51.1%
Canada	17.7%
United Kingdom	7.6%
France	7.3%
Switzerland	4.3%
Spain	2.7%
Japan	2.0%
Germany	1.6%
Netherlands	1.5%
Other (includes short-term investments)	4.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Material Fund Change [Text Block]
Planned material Fund changes

This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How will the Fund change?

Fund name change

On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026. There will be no changes to the Fund's investment policies, principal investment strategies or principal risks in connection with this change.

Material Fund Change Name [Text Block]	On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Class Name	Class Z
Trading Symbol	LPXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Low Duration Preferred & Income Fund, Inc. (Fund) for the period May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 7.73% total return in the 12 months ended April 30, 2026, compared with the ICE BofA 1-3 Year U.S. Corporate Index, which returned 4.33%, and the ICE BofA U.S. All Capital Securities Index, which returned 8.64%.

The Fund's benchmark, the ICE BofA 1–3 Year U.S. Corporate Index, focuses on investment-grade corporate bonds with maturities of one to three years. The Fund's primary objective is to seek to provide high current income, and its secondary objective is to provide capital preservation; we believe this is consistent with the benchmark over time. However, to meet its objectives, the Fund invests in low-duration preferred securities as well as shorter-term corporate bonds.

The Fund's allocations to over-the-counter fixed-to-reset preferred securities with six months to five years of call protection contributed to relative performance versus the ICE BofA 1–3 Year U.S. Corporate Index. Allocations to contingent capital securities (CoCos) with two to five years of call protection also contributed to relative performance.

The Fund's allocations to interest rate swaps and total return swaps, used to hedge and manage interest rate and credit risk modestly detracted from relative performance. While these hedges modestly detracted from performance, the portfolio's securities' returns more than offset the associated hedging costs. Allocations to exchange-traded fixed-to-float preferreds with more than five years of call protection also modestly detracted from relative performance.

By sector, the Fund's allocations to preferred securities in the banking, utilities and insurance sectors contributed the most to relative performance. No sectors detracted from relative performance.

Top contributors	Top detractors
Banking	Total Return Swaps
Utilities	Interest Rate Swaps
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of April 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	7.73%	3.79%	4.41%
ICE BofA U.S. All Capital Securities Index	8.64%	2.50%	4.58%
ICE BofA 1-3 Year U.S. Corporate Index	4.33%	2.59%	2.70%
Blended Benchmark[1]	7.21%	3.62%	4.65%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 28, 2026
Net Assets	$ 1,935,098,596
Holdings Count | shares	245
Advisory Fees Paid, Amount	$ 8,065,915
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of April 30, 2026)
Net assets	$1,935,098,596
Number of portfolio holdings (excluding derivatives)	245
Portfolio turnover rate	46%
Net advisory fees paid	$8,065,915

Holdings [Text Block]
Portfolio holdings (as of April 30, 2026)

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Sector diversification[3,5]	(%)
Banking	50.5%
Utilities	16.1%
Pipelines	7.8%
Insurance	7.6%
Real Estate	6.2%
Telecommunications	4.1%
Financial Services	3.1%
Health Care	1.3%
Consumer Discretionary Products	1.0%
Other (includes short-term investments)	2.3%

Country diversification[3,5]	(%)
United States	51.1%
Canada	17.7%
United Kingdom	7.6%
France	7.3%
Switzerland	4.3%
Spain	2.7%
Japan	2.0%
Germany	1.6%
Netherlands	1.5%
Other (includes short-term investments)	4.2%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Truist Financial Corp., 6.669%, Series N	1.6%
Citigroup, Inc., 6.875%, Series GG	1.4%
UBS Group AG, 6.625%, (Switzerland)	1.3%
Royal Bank of Canada, 6.75%, due 8/24/85 (Canada)	1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	1.3%
Enbridge, Inc., 8.25%, due 1/15/84, Series NC5 (Canada)	1.2%
HSBC Holdings PLC, 7.05% (United Kingdom)	1.2%
Citigroup, Inc., 7.625%, Series AA	1.2%
BNP Paribas SA, 8.00% (France)	1.1%
Emera, Inc., 6.75%, due 6/15/76, Series 16-A (Canada)	1.1%

Material Fund Change [Text Block]
Planned material Fund changes

This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How will the Fund change?

Fund name change

On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026. There will be no changes to the Fund's investment policies, principal investment strategies or principal risks in connection with this change.

Material Fund Change Name [Text Block]	On June 16, 2026, the Fund's Board of Directors approved changing the Fund's name to "Cohen & Steers Short Duration Preferred and Income Fund, Inc." effective August 28, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain upcoming material changes to the Fund. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348